Summary Of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 Investment	Dec. 31, 2014 USD ($) Investment
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, minimum	2.30%
Traditional life products, life reserve interest assumptions range, maximum	6.00%
Annuity Policies Issued Prior To 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes		$ (8,820)
Annuity Policies Issued After 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes		$ (669)
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment	100	100
Mean investment performance assumption	6.50%	6.50%
Volatility assumption	13.40%	13.40%
Mortality assumption	87% of the Annuity	90% of the Annuity
Lapse rates, spike rates	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Description of discount rates	Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.	Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment	1,000	1,000
Mortality assumption	87% of the Annuity	90% of the Annuity
Lapse rates, spike rates	40.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Volatility assumption period	4 years	4 years
Restatement Adjustment
Significant Accounting Policies [Line Items]
Purchase of available-for-sale equity securities		$ (4,780)
Sale of available-for-sale equity securities		$ 2,927